INCOME TAXES - Narrative (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Future state taxable income	$ 38	$ 9
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	47	11
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 38	$ 9